LOANS AND BORROWINGS - Total working capital and project financing credit (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Loans and Borrowings
Outstanding short-term borrowings	¥ 462,946	¥ 239,777
Outstanding loans (net of debt issuance costs)	3,787,303	1,898,377
Debt issuance costs	134,395	¥ 74,246
Credit Facilities
Loans and Borrowings
Total working capital and project financing credit facilities	5,371,555
Unused amount	986,911
Loan drew down	4,384,644
Debt issuance costs	134,395
Credit Facilities | Short-term loans and borrowing
Loans and Borrowings
Outstanding short-term borrowings	462,946
Credit Facilities | Long-term loans and borrowing
Loans and Borrowings
Outstanding loans (net of debt issuance costs)	¥ 3,787,303